MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 14:-	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2016, 2015 and 2014, respectively:

	Year ended December 31,
	2016	2015	2014

USA	$222,597	$223,341	$185,583
Australia (including New Zealand)	130,910	110,290	107,539
Canada	85,740	70,739	57,898
Israel	42,545	39,645	41,286
Europe	25,606	23,949	23,109
Rest of World	31,145	31,551	31,987

	$538,543	$499,515	$447,402

b.	The following table presents total long-lived assets as of December 31, 2016 and 2015:

	December 31,
	2016	2015

Israel	$90,924	$88,658
Australia	1,971	1,657
USA	128,099	133,481
Canada	1,660	1,548
Rest of World	164	94

	$222,818	$225,438